Segment information: Additional information (Details) - location				12 Months Ended
	Oct. 07, 2024	Sep. 22, 2023	Oct. 20, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating segments:
Number of airports				9
Proportion of interest in subsidiary	60.00%	60.00%	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Operating segments:
Proportion of interest in subsidiary				100.00%	100.00%	100.00%
Airplan
Operating segments:
Proportion of interest in subsidiary				100.00%
Aerostar
Operating segments:
Proportion of interest in subsidiary				60.00%